Offerings	Feb. 02, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	2,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 14,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,933.40
Offering Note	Represents the Class A Ordinary Shares registered for issuance on this registration statement by the Company.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	300,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 2,100,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 290.01
Offering Note	Reflects the additional shares that the underwriter has the option to purchase to cover over-allotments, if any.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).
Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, of no par value
Amount Registered | shares	1,000,000
Proposed Maximum Offering Price per Unit	7.00
Maximum Aggregate Offering Price	$ 7,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 966.70
Offering Note	Represents the Class A Ordinary Shares registered for resale on this registration statement by the Selling Shareholders named in this registration statement.

The registration fee for securities is based on an estimate of the Proposed Maximum Aggregate Offering Price of the securities, assuming the sale of the maximum number of shares at the highest expected offering price, and such estimate is solely for the purpose of calculating the registration fee pursuant to Rule 457(o).